UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 May 12, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: 46817


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
ABITIBI-CONSOLIDATED ICOM            003687100    1132   1888222   SH       SOLE              1888222
ALCATEL LUCENT        ADR            013904305     692    389022   SH       SOLE              389022
BARCLAYS              COM            06738E204    1620    165375   SH       SOLE              165375
BRILLIANCE CHINA AUTO SPONSORED ADR  10949Q105     787    128530   SH       SOLE              128530
CHINA YUCHAI INTL LTD COM            G21082105   10570   2197845   SH       SOLE              2197845
CHINA AUTOMOTIVE INTL COM            16936R105    1488    436597   SH       SOLE              436597
CHINA SOUTHERN AIRLINEADR            169409109    5100    538005   SH       SOLE              538005
CHINA UNICOM          ADR            16945R104    1108    101800   SH       SOLE              101800
CHIQUITA BRANDS INTL ICOM            170032809    6544    996175   SH       SOLE              996175
GENWORTH FINANCIAL INCCOM            37247D106    2018   1160293   SH       SOLE              1160293
HARTFORD FINL SVCS    COM            416515104    1156    150000   SH       SOLE              150000
MILACRON INC          COM            598709301       8    448000   SH       SOLE              448000
QIAO XING MOBILE COMM COM            G73031109    5916   3198366   SH       SOLE              3198366
QIAO XING UNIVERSAL TECOM            G7303A109     789    642221   SH       SOLE              642221
QIMONDA               SPONS ADR      746904101     488   3372331   SH       SOLE              3372331
SANMINA SCI CORP      COM            800907107     420   1355300   SH       SOLE              1355300
SEMICONDUCTOR MFTG    ADR            81663N206     332    173182   SH       SOLE              173182
SIFY LIMITED          SPONSORED ADR  82655M107    1727   1727346   SH       SOLE              1727346
UBS AG                COM            H89231338     596     67116   SH       SOLE               67116
UTSTARCOM INC         COM            918076100    4326   5693229   SH       SOLE              5693229
                                                 46817

</SEC-DOCUMENT>